Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Cash and cash equivalents

22. Cash and cash equivalents

	December 31,
	2024	2023

	(Euro, in thousands)
Cash at banks	€64,239	€71,803
Term deposits	—	95,000
Cash and cash equivalents from continuing operations	€64,239	€166,803
Cash and cash equivalents included in assets held for sale	—	7
Total cash and cash equivalents	€64,239	€166,810

Cash and cash equivalents may comprise cash at banks, bank deposits and money market funds that are readily convertible to cash and are subject to an insignificant risk of changes in value. Cash and cash equivalents at December 31, 2023 comprised a term deposit of €50.0 million which had an original maturity longer than three months, but was readily convertible to cash without a significant penalty, and a term deposit with an original maturity less than three months of €45 million. All cash and cash equivalents are available upon maximum three month notice period and without significant penalty. Cash at banks were mainly composed of notice accounts and current accounts. Our credit risk is mitigated by selecting a panel of highly rated financial institutions for our deposits.

On December 31, 2024 our cash and cash equivalents included $40.3 million held in U.S. dollars, which could generate a foreign currency exchange gain or loss in our financial results in accordance with the fluctuation of the EUR/U.S. dollar exchange rate as our functional currency is EUR. We refer to note 10 for more details about the currency exchange gains/losses recognized in our consolidated income statement.